CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Apr. 30, 2020	Jan. 31, 2020	Apr. 30, 2019	Jan. 31, 2019	Jan. 31, 2018	Jan. 31, 2017
Current assets:
Cash and cash equivalents	$ 125.6	$ 123.5		$ 163.8
Accounts receivable-trade, less allowance for doubtful accounts ($12.9 at January 31, 2020 and $3.1 at January 31, 2019)	54.9	79.2		119.6
Inventories, net	12.1	12.0		15.4
Other current assets	11.8	13.8		9.5
Total current assets	204.4	228.5		308.3
Property and equipment, net of accumulated depreciation ($206.0 at January 31, 2020 and $152.7 at January 31, 2019)	158.1	306.8		271.9
Goodwill	0.0	28.3		43.2
Identifiable intangible assets, net	5.5	45.8		30.3
Other assets	10.2	14.0		19.1
Total assets	378.2	623.4		672.8	$ 273.8
Current liabilities:
Accounts payable	27.3	31.4		47.3
Accrued interest	14.4	7.2		7.2
Accrued liabilities	21.7	26.2		30.7
Total current liabilities	63.4	64.8		85.2
Long-term debt	243.2	243.0		242.2
Other non-current liabilities	3.5	3.4		4.7
Commitments, contingencies and off-balance sheet arrangements (Note 8)
Parent company equity:
Common stock, $0.01 par value; 110.0 million shares authorized; 25.0 million shares issued as of January 31, 2020 and 22.6 shares issued as of January 31, 2019	0.2	0.2		0.2
Additional paid-in capital	415.8	416.5		345.0
Treasury stock: 0.3 shares as of January 31, 2020 and 0 shares as of January 31, 2019	(3.9)	(3.6)
Accumulated deficit	(344.0)	(100.9)		(4.5)
Total stockholders' equity	68.1	312.2	$ 387.2	340.7	$ 224.6	$ 178.0
Total liabilities and equity	$ 378.2	$ 623.4		$ 672.8